Annual Total Returns - Fidelity® Contrafund® [BarChart] - 12.31 Fidelity Contrafund Retail PRO-08 - Fidelity® Contrafund® - Fidelity Contrafund-Retail Class	Mar. 01, 2022
Bar Chart Table:
Annual Return 2012	16.26%
Annual Return 2013	34.15%
Annual Return 2014	9.56%
Annual Return 2015	6.46%
Annual Return 2016	3.36%
Annual Return 2017	32.21%
Annual Return 2018	(2.13%)
Annual Return 2019	29.98%
Annual Return 2020	32.58%
Annual Return 2021	24.36%